EMPLOYEE BENEFIT PLANS (Details 9)	Dec. 31, 2017	Dec. 31, 2016
Colombia [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate	6.60%	6.90%
Rate of wage increase	7.00%	9.00%
Projected inflation	4.00%	6.50%
Bancolombia Panama [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate	3.00%	3.10%
Rate of wage increase	3.00%	3.00%
Projected inflation	2.00%	2.00%
Banistmo [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate	3.00%	3.10%
Expected long-term rate of return on plan assets	2.10%	6.00%
Rate of wage increase	3.00%	3.00%
El Salvador [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate	3.60%	5.10%
Rate of wage increase	2.50%	3.00%
Projected inflation	1.50%	2.00%
Guatemala [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate	8.20%	8.20%
Rate of wage increase	5.00%	5.03%
Projected inflation	4.00%	4.00%